Investments in Equity Investees	6 Months Ended
Jun. 30, 2020
Investments in Equity Investees

7. Investments in Equity Investees

Investments in equity investees consisted of the following:

	June 30,	December 31,
	2020	2019

	(in US$’000)
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited (“HBYS”)	28,165	22,271
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)	78,289	76,226
Other Innovation Platform entity	512	447
	106,966	98,944

The equity investees are private companies and there are no quoted market prices available for their shares.

Summarized financial information for the significant equity investees HBYS and SHPL is as follows:

(i)	Summarized balance sheets

	Commercial Platform
	Consumer Health		Prescription Drugs
	HBYS (note (a))		SHPL
	June 30,	December 31,	June 30,	December 31,
	2020	2019	2020	2019

	(in US$’000)
Current assets	156,675	124,704	154,711	141,268
Non-current assets	91,427	95,096	87,722	91,098
Current liabilities	(153,414)	(124,051)	(85,533)	(79,533)
Non-current liabilities	(37,621)	(48,690)	(5,963)	(6,074)
Net assets	57,067	47,059	150,937	146,759
Non-controlling interests	(737)	(2,518)	—	—
	56,330	44,541	150,937	146,759

(ii)	Summarized statements of operations

	Commercial Platform
	Consumer Health		Prescription Drugs
	HBYS		SHPL

	Six Months Ended June 30,
	2020	2019	2020	2019

	(in US$’000)
Revenue	124,098	118,047	150,703	158,874
Gross profit	60,794	64,527	112,363	114,687
Interest income	81	81	396	289
Finance cost	(5)	(9)	—	—
Profit before taxation	14,792	14,272	55,470	49,534
Income tax expense (note (b))	(2,386)	(2,286)	(7,485)	(7,479)
Net income	12,406	11,986	47,985	42,055
Non-controlling interests	207	223	—	—
Net income attributable to the shareholders of equity investee	12,613	12,209	47,985	42,055

Notes:

(a)	In June 2020, HBYS has entered into an agreement with the Guangzhou government for the planned return of land-use rights with carrying value of US$1.1 million. These non-current assets have been reclassified as held for sale and included in current assets.
(b)	The main entity within each of the HBYS and SHPL groups have been granted the High and New Technology Enterprise (“HNTE”) status (the latest renewal of this status covers the years from 2017 to 2019). These entities were eligible to use a preferential income tax rate of 15% for the year ended December 31, 2019 on this basis. Both entities are in the process of applying to renew the HNTE status for another three years. Management considers that the renewal of HNTE status will be granted and the preferential income tax rate of 15% continues to be applicable for the six months ended June 30, 2020.

For the six months ended June 30, 2020 and 2019, other immaterial equity investees had net income of approximately US$135,000 and US$352,000 respectively.

(iii)	Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees is as follows:

	Commercial Platform
	Consumer Health		Prescription Drugs
	HBYS		SHPL
	2020	2019	2020	2019

	(in US$’000)
Opening net assets after non-controlling interests as at January 1	44,541	121,984	146,759	131,778
Impact of change in accounting policy (ASC 842 — Leases)	—	(19)	—	(2)
Net income attributable to the shareholders of equity investee	12,613	12,209	47,985	42,055
Purchase of additional interests in a subsidiary of an equity investee (note)	(347)	—	—	—
Dividend declared	—	(14,615)	(42,308)	(21,731)
Other comprehensive loss	(477)	(168)	(1,499)	(760)
Closing net assets after non-controlling interests as at June 30	56,330	119,391	150,937	151,340
Group’s share of net assets	28,165	59,695	75,468	75,670
Goodwill	—	—	2,821	2,923
Carrying amount of investments as at June 30	28,165	59,695	78,289	78,593

Note: During the period, HBYS acquired an additional 30% interest in a subsidiary and after the acquisition, it became a wholly owned subsidiary of HBYS.

The equity investees had the following capital commitments:

June 30, 2020
(in US$’000)
Property, plant and equipment
Contracted but not provided for	2,902